Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense were as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Finance leases:
Depreciation of assets	$88,000	$98,300
Interest on lease liabilities	38,000	52,600
Operating lease expense	328,300	200,800
Total net lease cost	$454,300	$351,700

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	December 31, 2020	December 31, 2019
Operating leases:
Operating lease ROU assets	$873,800	$1,132,700

Total ROU Liabilities	$841,700	$1,115,500

Finance leases:
Property and equipment, at cost	$1,411,100	$983,400
Accumulated depreciation	140,400	250,500
Property and equipment, net	$1,270,700	$732,900

Total Finance lease liabilities	$999,400	$520,700

Schedule of Supplemental Cash Flow and Other Information Related to Leases

Supplemental cash flow and other information related to leases was as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(273,800)	$(170,700)
Financing cash flows from finance leases	(564,400)	(185,100)

Assets obtained in exchange for lease liabilities:
Operating leases	$0	$1,286,200
Finance leases	1,043,100	0

Weighted average remaining lease term (in years):
Operating leases	3.2	3.8
Finance leases	3.1	2.0

Weighted average discount rate:
Operating leases	9.9%	7.0%
Finance leases	5.2%	7.98%

Schedule of Minimum Lease Payments Under the Terms of the Leases

The minimum lease payments under the terms of the leases are as follows:

For the years ended December 31, 2020:

	Operating Leases	Finance Leases	Total

2021	$320,800	$397,100	$717,900
2022	303,000	269,400	572,400
2023	196,800	264,500	461,300
2024	113,900	161,300	276,200
2025	-	-	-
Total lease payments	$934,500	$1,093,300	$2,027,800
Less amount of discount/interest	(92,800)	(93,900)	(186,700)
	$841,700	$999,400	$1,841,100